Business Combinations	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Business Combinations

NOTE 3.	BUSINESS COMBINATIONS:

Acquisition of Ameri Georgia

On November 20, 2015, we completed the acquisition of Bellsoft, Inc., a consulting company based in Lawrenceville, Georgia, which specializes in SAP software, business intelligence, data warehousing and other enterprise resource planning services. Following the acquisition, the name of Bellsoft, Inc. was changed to Ameri100 Georgia Inc. (“Ameri Georgia”). Ameri Georgia has operations in the United States, Canada and India.

The total purchase price of $9.9 million was allocated to net working capital of $4.6 million, intangibles of $1.8 million, taking into consideration projected revenue from the acquired list of Ameri Georgia customers over a period of three years, and goodwill. The excess of total purchase price over the net working capital and intangibles allocations has been allocated to goodwill.

On January 17, 2018, we completed all payment obligations to the former shareholders of Ameri Georgia in connection with the Ameri Georgia share purchase agreement, and we have no further payment obligations pursuant thereto.

Acquisition of Bigtech Software Private Limited

On June 23, 2016, we entered into a definitive agreement to purchase Bigtech Software Private Limited (“Bigtech”), a pure-play SAP services company providing a wide range of SAP services including turnkey implementations, application management, training and basis ABAP support. Based in Bangalore, India, Bigtech offers SAP services to improve business operations at companies of all sizes and verticals.

The acquisition of Bigtech was effective as of July 1, 2016, and the total consideration for the acquisition of Bigtech was $850,000.

Bigtech’s financial results are included in our condensed consolidated financial results starting July 1, 2016. The Bigtech acquisition did not constitute a significant acquisition for the Company for purposes of Regulation S-X. The valuation of Bigtech was made on the basis of its projected revenues.

Acquisition of Virtuoso

On July 22, 2016, we acquired all of the outstanding membership interests of Virtuoso, L.L.C. (“Virtuoso”), a Kansas limited liability company, pursuant to the terms of an Agreement of Merger and Plan of Reorganization, by and among us, Virtuoso Acquisition Inc., Ameri100 Virtuoso Inc., Virtuoso and the sole member of Virtuoso (the “Sole Member”). Virtuoso is an SAP consulting firm specialized in providing services on SAP S/4 HANA finance, enterprise mobility and cloud migration and is based in Leawood, Kansas. In connection with the merger, Virtuoso’s name was changed to Ameri100 Virtuoso Inc. The Virtuoso acquisition did not constitute a significant acquisition for the Company for purposes of Regulation S-X.

The total purchase price of $1.8 million was allocated to intangibles of $0.9 million, taking into consideration projected revenue from the acquired list of Virtuoso customers over a period of three years, and the balance was allocated to goodwill. The Virtuoso earn-out payments for 2016 amounted to $0.06 million in cash and 12,408 shares of common stock, which were delivered to the Sole Member during the twelve months ended December 31, 2017.

Acquisition of Ameri Arizona

On July 29, 2016, we acquired 100% of the membership interests of DC&M Partners, L.L.C. (“Ameri Arizona”), an Arizona limited liability company, pursuant to the terms of a Membership Interest Purchase Agreement by and among us, Ameri Arizona, all of the members of Ameri Arizona, Giri Devanur and Srinidhi “Dev” Devanur, our former President and Chief Executive Officer and current Executive Chairman, respectively. In July 2017, the name of DC&M Partners, L.L.C. was changed to Ameri100 Arizona LLC. Ameri Arizona is an SAP consulting company headquartered in Chandler, Arizona. Ameri Arizona provides its clients with a wide range of information technology development, consultancy and management services with an emphasis on the design, build and rollout of SAP implementations and related products. As of the date of this report the Company owed an aggregate of $1,000,000 in consideration payable by cash to Lucid Solutions Inc, and Houskens LLC in connection with the Ameri100 Arizona acquisition.

The aggregate purchase price for the acquisition of Ameri Arizona was $15.8 million.

The total purchase price of $15.8 million was allocated to intangibles of $5.4 million, taking into consideration projected revenue from the acquired list of Ameri Arizona customers over a period of three years, and the balance was allocated to goodwill. In August 2018, the Company resolved the payment of all earn-out payments to the former members of Ameri Arizona pursuant to the Ameri Arizona membership interest purchase agreement, and the Company has no further payment obligations with respect to any Ameri Arizona earn-out.

Acquisition of Ameri California

On March 10, 2017, we acquired 100% of the shares of ATCG Technology Solutions, Inc. (“Ameri California”), a Delaware corporation, pursuant to the terms of a Share Purchase Agreement among the Company, Ameri California, all of the stockholders of Ameri California (the “Stockholders”), and the Stockholders’ representative. In July 2017, the name of ATCG Technology Solutions, Inc. was changed to Ameri100 California Inc. Ameri California provides U.S. domestic, offshore and onsite SAP consulting services and has its main office in Folsom, California. Ameri California specializes in providing SAP Hybris, SAP Success Factors and business intelligence services.

The aggregate purchase price for the acquisition of Ameri California was $8.8 million.

The total purchase price of $8.8 million was allocated to intangibles of $3.8 million, taking into consideration projected revenue from the acquired list of Ameri California customers over a period of three years, and goodwill. The excess of total purchase price over the intangibles allocation has been allocated to goodwill.

Presented below is the summary of the foregoing acquisitions:

Allocation of purchase price in millions of U.S. dollars

Asset Component	Ameri Georgia	Bigtech	Virtuoso	Ameri Arizona	Ameri California
Intangible Assets	1.8	0.6	0.9	5.4	3.8
Goodwill	3.5	0.3	0.9	10.4	5.0
Working Capital
Current Assets
Cash	1.4	-	-	-	-
Accounts Receivable	5.6	-	-	-	-
Other Assets	0.2	-	-	-	-
	7.3	-	-	-	-
Current Liabilities
Accounts Payable	1.3	-	-	-	-
Accrued Expenses & Other Current Liabilities	1.3	-	-	-	-
	2.7	-	-	-	-
Net Working Capital Acquired	4.6	-	-	-	-

Total Purchase Price	9.9	0.9	1.8	15.8	8.8

As of the date of this report the Company owed an aggregate of $1,000,000 in consideration payable by cash to Lucid Solutions Inc, and Houskens LLC in connection with the Ameri100 Arizona acquisition.

NOTE 4.	BUSINESS COMBINATIONS:

Acquisition of Ameri Georgia

On November 20, 2015, we completed the acquisition of Bellsoft, Inc., a consulting company based in Lawrenceville, Georgia, which specializes in SAP software, business intelligence, data warehousing and other enterprise resource planning services. Following the acquisition, the name of Bellsoft, Inc. was changed to Ameri100 Georgia Inc. (“Ameri Georgia”). Ameri Georgia has operations in the United States, Canada and India.

The total purchase price of $9.9 million was allocated to net working capital of $4.6 million, intangibles of $1.8 million, taking into consideration projected revenue from the acquired list of Ameri Georgia customers over a period of three years, and goodwill. The excess of total purchase price over the net working capital and intangibles allocations has been allocated to goodwill.

On January 17, 2018, we completed all payment obligations to the former shareholders of Ameri Georgia in connection with the Ameri Georgia share purchase agreement, and we have no further payment obligations pursuant thereto.

Acquisition of Bigtech Software Private Limited

On June 23, 2016, we entered into a definitive agreement to purchase Bigtech Software Private Limited (“Bigtech”), a pure-play SAP services company providing a wide range of SAP services including turnkey implementations, application management, training and basis ABAP support. Based in Bangalore, India, Bigtech offers SAP services to improve business operations at companies of all sizes and verticals.

The acquisition of Bigtech was effective as of July 1, 2016, and the total consideration for the acquisition of Bigtech was $850,000, consisting of:

(a)	A cash payment in the amount of $340,000 which was due within 90 days of closing and was paid on September 22, 2016;

(b)	Warrants for the purchase of 2,040 shares of our common stock (valued at approximately $250,000 based on the $162.75 closing price of our common stock on the closing date of the acquisition), with such warrants exercisable for two years. The former shareholders of Bigtech exercised such warrants in full and were issued shares of common stock as of July 5, 2018; and

(c)	$255,000 payable in cash earn-outs to the sellers of Bigtech, if Bigtech achieved certain pre-determined revenue and EBITDA targets in 2017 and 2018. On October 4, 2018, we issued an aggregate of 2,903 shares of common stock to the former shareholders of Bigtech in satisfaction of an earn-out owed to them. As of October 4, 2018, we had resolved all remaining payments under the Bigtech purchase agreement and we have no further payment obligations pursuant thereto.

Bigtech’s financial results are included in our condensed consolidated financial results starting July 1, 2016. The Bigtech acquisition did not constitute a significant acquisition for the Company for purposes of Regulation S-X. The valuation of Bigtech was made on the basis of its projected revenues.

Acquisition of Virtuoso

On July 22, 2016, we acquired all of the outstanding membership interests of Virtuoso, L.L.C. (“Virtuoso”), a Kansas limited liability company, pursuant to the terms of an Agreement of Merger and Plan of Reorganization, by and among us, Virtuoso Acquisition Inc., Ameri100 Virtuoso Inc., Virtuoso and the sole member of Virtuoso (the “Sole Member”). Virtuoso is an SAP consulting firm specialized in providing services on SAP S/4 HANA finance, enterprise mobility and cloud migration and is based in Leawood, Kansas. In connection with the merger, Virtuoso’s name was changed to Ameri100 Virtuoso Inc. The Virtuoso acquisition did not constitute a significant acquisition for the Company for purposes of Regulation S-X.

The total purchase price of $1.8 million was allocated to intangibles of $0.9 million, taking into consideration projected revenue from the acquired list of Virtuoso customers over a period of three years, and the balance was allocated to goodwill. The Virtuoso earn-out payments for 2016 amounted to $0.06 million in cash and 496 shares of common stock, which were delivered to the Sole Member during the twelve months ended December 31, 2017. As of January 23, 2018, we had resolved all remaining payments under the Virtuoso merger agreement with the Sole-Member and we have no further payment obligations pursuant thereto.

Acquisition of Ameri Arizona

On July 29, 2016, we acquired 100% of the membership interests of DC&M Partners, L.L.C. (“Ameri Arizona”), an Arizona limited liability company, pursuant to the terms of a Membership Interest Purchase Agreement by and among us, Ameri Arizona, all of the members of Ameri Arizona, Giri Devanur and Srinidhi “Dev” Devanur, our former President and Chief Executive Officer and current Executive Chairman, respectively. In July 2017, the name of DC&M Partners, L.L.C. was changed to Ameri100 Arizona LLC. Ameri Arizona is an SAP consulting company headquartered in Chandler, Arizona. Ameri Arizona provides its clients with a wide range of information technology development, consultancy and management services with an emphasis on the design, build and rollout of SAP implementations and related products.

The aggregate purchase price for the acquisition of Ameri Arizona was $15.8 million, consisting of:

(a)	A cash payment in the amount of $3,000,000 at closing;

(b)	64,000 shares of our common stock (valued at approximately $10.4 million based on the $162.75 closing price of our common stock on the closing date of the acquisition), which were to be issued on July 29, 2018 or upon a change of control of our company (whichever occurred earlier). At the election of the former members of Ameri Arizona, in lieu of receiving shares of our common stock, each former member was entitled to receive a cash payment of $60 per share; and

(c)	Earn-out payments of $1,500,000 payable in cash each year to be paid, if earned, through the achievement of annual revenue and gross margin targets in 2017 and 2018.

The total purchase price of $15.8 million was allocated to intangibles of $5.4 million, taking into consideration projected revenue from the acquired list of Ameri Arizona customers over a period of three years, and the balance was allocated to goodwill. In August 2018, the Company resolved the payment of all earn-out payments to the former members of Ameri Arizona pursuant to the Ameri Arizona membership interest purchase agreement, and the Company has no further payment obligations with respect to any Ameri Arizona earn-out. As of July 29, 2018, two former members of Ameri Arizona properly elected to receive an aggregate of $2,496,000 in cash in lieu of stock and such payment was due on or about September 28, 2018. The Company has not yet paid such cash payments (which represent deferred purchase price for Ameri Arizona) and company has negotiated for deferred payment terms with the two former members of Ameri Arizona who elected such cash payments. On July 30, 2018, we issued 22,400 shares of common stock to the remaining former member of Ameri Arizona who had not elected to receive cash in lieu of stock. Such former member has asserted that he had properly elected to receive cash instead of stock prior to the deadline for such election. The Company has entered into a settlement agreement, dated February 4, 2019, in which the Company paid an amount of $200,000 to such member in four equal monthly installments starting from February 2019 and ending in May 2019, which settled such dispute in its entirety.

Acquisition of Ameri California

On March 10, 2017, we acquired 100% of the shares of ATCG Technology Solutions, Inc. (“Ameri California”), a Delaware corporation, pursuant to the terms of a Share Purchase Agreement among the Company, Ameri California, all of the stockholders of Ameri California (the “Stockholders”), and the Stockholders’ representative. In July 2017, the name of ATCG Technology Solutions, Inc. was changed to Ameri100 California Inc. Ameri California provides U.S. domestic, offshore and onsite SAP consulting services and has its main office in Folsom, California. Ameri California specializes in providing SAP Hybris, SAP Success Factors and business intelligence services.

The aggregate purchase price for the acquisition of Ameri California was $8.8 million, consisting of:

(a)	23,077 shares of our common stock, valued at approximately $3.8 million based on the closing price of our common stock on the closing date of the acquisition;

(b)	Unsecured promissory notes issued to certain of Ameri California’s selling stockholders for the aggregate amount of $3,750,000 (which notes bear interest at a rate of 6% per annum and mature on June 30, 2018);

(c)	Earn-out payments in shares of our common stock (up to an aggregate value of $1.2 million worth of shares) to be paid, if earned, in each of 2018 and 2019 based on certain revenue and earnings before interest taxes, depreciation and amortization (“EBITDA”) targets as specified in the purchase agreement. We have determined that the earn-out targets for each year have been fully achieved, and 11,334 shares of common stock were issued in 2018 in respect of the 2017 earn-out period and $605,000 worth of common stock was issued in January 2019 in respect of the 2018 earn-out period; and

(d)	An additional cash payment of $0.06 million for cash that was left in Ameri California at closing.

The total purchase price of $8.8 million was allocated to intangibles of $3.8 million, taking into consideration projected revenue from the acquired list of Ameri California customers over a period of three years, and goodwill. The excess of total purchase price over the intangibles allocation has been allocated to goodwill.

In August 2018, we repaid all of the unsecured promissory notes issued to the Ameri California selling stockholders and we have no further payment obligations pursuant thereto.

Presented below is the summary of the foregoing acquisitions:

Allocation of purchase price in millions of U.S. dollars
Asset Component	Ameri Georgia	Bigtech	Virtuoso	Ameri Arizona	Ameri California
Intangible Assets	1.8	0.6	0.9	5.4	3.8
Goodwill	3.5	0.3	0.9	10.4	5.0
Working Capital
Current Assets
Cash	1.4	-	-	-	-
Accounts Receivable	5.6	-	-	-	-
Other Assets	0.2	-	-	-	-
	7.3	-	-	-	-
Current Liabilities
Accounts Payable	1.3	-	-	-	-
Accrued Expenses & Other Current Liabilities	1.3	-	-	-	-
	2.7	-	-	-	-
Net Working Capital Acquired	4.6	-	-	-	-

Total Purchase Price	9.9	0.9	1.8	15.8	8.8

As of the date of this report the Company owed an aggregate of $1,000,000 in consideration payable in cash, including contingent consideration payable, for its acquisitions.